OPERATING EXPENSES - Schedule of Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	$ 773,434	$ 618,595	$ 605,544
Commissions
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	72,699	62,764	46,029
Bunkers
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	529,585	390,658	416,830
Other voyage related expenses
Analysis Of Expenses [Line Items]
Voyage expenses and commissions	$ 171,150	$ 165,173	$ 142,685